Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	29,925,851
Proposed Maximum Offering Price per Unit	8.52
Maximum Aggregate Offering Price	$ 254,968,250.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,211.12
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per common share, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value of the common shares the registrant registers, computed as of August 10, 2026. Given that the registrant's common shares are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common shares in accordance with Rule 457(c). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.